Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 50,915,000	$ 63,998,000
Trade and other receivables	4,143,000	3,656,000
Inventories	2,713,000	3,454,000
Investments-equity instruments	8,022,000	14,437,000
Prepaid expenses and other	1,367,000	1,310,000
Total current assets	67,160,000	86,855,000
Non-Current
Inventories-ore in stockpiles	2,098,000	2,098,000
Investments-equity instruments	87,000	141,000
Investments-uranium	162,536,000	133,114,000
Investments-joint venture	19,305,000	21,392,000
Prepaid expenses and other	0	221,000
Restricted cash and investments	11,105,000	12,001,000
Property, plant and equipment	253,505,000	254,462,000
Total assets	515,796,000	510,284,000
Current
Accounts payable and accrued liabilities	10,299,000	8,590,000
Warrants on investment	0	1,625,000
Current portion of long-term liabilities:
Deferred revenue	4,915,000	4,656,000
Post-employment benefits	120,000	120,000
Reclamation obligations	2,865,000	1,181,000
Other liabilities	216,000	179,000
Total current liabilities	18,415,000	16,351,000
Non-Current
Deferred revenue	28,380,000	31,852,000
Post-employment benefits	1,081,000	1,154,000
Reclamation obligations	26,594,000	36,351,000
Share purchase warrants liability	0	20,337,000
Other liabilities	360,000	329,000
Deferred income tax liability	4,950,000	7,219,000
Total liabilities	79,780,000	113,593,000
EQUITY
Share capital	1,539,209,000	1,517,029,000
Contributed surplus	70,281,000	67,496,000
Deficit	(1,175,256,000)	(1,189,610,000)
Accumulated other comprehensive income	1,782,000	1,776,000
Total equity	436,016,000	396,691,000
Total liabilities and equity	$ 515,796,000	$ 510,284,000
Issued and outstanding common shares	826,325,592	812,429,995